United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-CSR

Certified Shareholder Report of Registered Management Investment Companies

811-58429

(Investment Company Act File Number)

Federated Investment Series Funds, Inc.

______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 11/30/17

Date of Reporting Period: Six months ended 05/31/17

Item 1.	Reports to Stockholders

Semi-Annual Shareholder Report
May 31, 2017
Share Class	Ticker
A	FDBAX
B	FDBBX
C	FDBCX
F	ISHIX
Institutional	FDBIX
R6	FDBLX

Federated Bond Fund
Fund Established 1987

A Portfolio of Federated Investment Series Funds, Inc.

Dear Valued Shareholder,
I am pleased to present the Semi-Annual Shareholder Report for your fund covering the period from December 1, 2016 through May 31, 2017. This report includes a complete listing of your fund's holdings, performance information and financial statements along with other important fund information.
In addition, our website, FederatedInvestors.com, offers easy access to Federated resources that include timely fund updates, economic and market insights from our investment strategists, and financial planning tools. We invite you to register to take full advantage of its capabilities.
Thank you for investing with Federated. I hope you find this information useful and look forward to keeping you informed.
Sincerely,
J. Christopher Donahue, President

Not FDIC Insured • May Lose Value • No Bank Guarantee

Portfolio of Investments Summary Table (unaudited)
At May 31, 2017, the Fund's portfolio composition1 was as follows:
Security Type	Percentage of Total Net Assets[2]
Corporate Debt Securities	97.3%
Municipal Securities	0.5%
Mortgage-Backed Securities[3,4]	0.0%
Collateralized Mortgage Obligations[4]	0.0%
Derivative Contracts[4,5]	0.0%
Other Security Types[6]	0.5%
Cash Equivalents[7]	0.7%
Other Assets and Liabilities—Net[8]	1.0%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for more complete information regarding these security types.
2	As of the date specified above, the Fund owned shares of one or more affiliated investment companies. For purposes of this table, the affiliated investment company (other than an affiliated money market fund) is not treated as a single portfolio security, but rather the Fund is treated as owning a pro rata portion of each security and each other asset and liability owned by the affiliated investment company. Accordingly, the percentages of total net assets shown in the table will differ from those presented on the Portfolio of Investments.
3	For purposes of this table, mortgage-backed securities include mortgage-backed securities guaranteed by Government Sponsored Entities.
4	Represents less than 0.1%.
5	Based upon net unrealized appreciation (depreciation) or value of the derivative contracts as applicable. Derivative contracts may consist of futures, forwards, options and swaps. The impact of a derivative contract on the Fund's performance may be larger than its unrealized appreciation (depreciation) or value may indicate. In many cases, the notional value or amount of a derivative contract may provide a better indication of the contract's significance to the portfolio. More complete information regarding the Fund's direct investments in derivative contracts, including unrealized appreciation (depreciation), value and notional values or amounts of such contracts, can be found in the table at the end of the Portfolio of Investments included in this Report.
6	Other Security Types consist of a common stock and preferred stocks.
7	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
8	Assets, other than investments in securities and derivative contracts, less liabilities. See Statement of Assets and Liabilities.
Semi-Annual Shareholder Report

Portfolio of Investments
May 31, 2017 (unaudited)
Principal Amount or Shares			Value
		CORPORATE BONDS—70.3%
		Basic Industry - Chemicals—0.9%
$1,320,000		Albemarle Corp., 4.15%, 12/01/2024	$1,394,910
1,340,000		Albemarle Corp., Sr. Unsecd. Note, 5.45%, 12/01/2044	1,541,772
2,220,000	[1,2]	Incitec Pivot Finance LLC, Company Guarantee, Series 144A, 6.000%, 12/10/2019	2,368,620
2,365,000		RPM International, Inc., 6.500%, 02/15/2018	2,446,190
1,415,000		RPM International, Inc., Sr. Unsecd. Note, 5.25%, 6/01/2045	1,587,050
438,000		Rohm & Haas Co., 6.000%, 09/15/2017	443,458
1,200,000		Valspar Corp., Sr. Unsecd. Note, 4.4%, 2/01/2045	1,133,628
		TOTAL	10,915,628
		Basic Industry - Metals & Mining—2.7%
2,500,000		Alcoa, Inc., 5.870%, 02/23/2022	2,743,750
1,570,000		Alcoa, Inc., Sr. Unsecd. Note, 5.400%, 04/15/2021	1,696,369
1,000,000		Anglogold Ashanti Holdings PLC, Sr. Note, 6.500%, 04/15/2040	1,022,862
820,000		Anglogold Ashanti Holdings PLC, Sr. Unsecd. Note, 5.125%, 08/01/2022	861,000
2,400,000		Carpenter Technology Corp., Sr. Unsecd. Note, 4.450%, 03/01/2023	2,469,573
2,960,000		Carpenter Technology Corp., Sr. Unsecd. Note, 5.200%, 07/15/2021	3,112,973
825,000	[1,2]	Codelco, Inc., Bond, Series 144A, 5.625%, 9/21/2035	938,326
3,100,000	[1,2]	Gerdau S.A., Company Guarantee, Series 144A, 5.750%, 01/30/2021	3,252,055
1,820,000	[1,2]	Newcrest Finance Property Ltd., Sr. Unsecd. Note, Series 144A, 4.200%, 10/01/2022	1,888,394
5,350,000		Reliance Steel & Aluminum Co., Sr. Unsecd. Note, 4.500%, 04/15/2023	5,665,816
1,310,000		Southern Copper Corp., Sr. Unsecd. Note, 3.500%, 11/08/2022	1,334,618
1,080,000		Southern Copper Corp., Sr. Unsecd. Note, 6.75%, 04/16/2040	1,228,849
3,124,000		Worthington Industries, Inc., Sr. Unsecd. Note, 4.550%, 04/15/2026	3,247,713
3,270,000		Worthington Industries, Inc., Sr. Unsecd. Note, 6.500%, 04/15/2020	3,607,775
		TOTAL	33,070,073
		Basic Industry - Paper—0.8%
3,200,000		International Paper Co., Sr. Unsecd. Note, 4.4%, 08/15/2047	3,221,056
2,270,000		Plum Creek Timberlands LP, Sr. Unsecd. Note, 3.250%, 03/15/2023	2,317,559
2,850,000	[3,4,5]	Pope & Talbot, Inc., 8.375%, 06/01/2013	0
750,000		Westvaco Corp., 7.650%, 03/15/2020	798,825
2,250,000		Weyerhaeuser Co., Sr. Unsecd. Note, 7.375%, 03/15/2032	3,098,770
		TOTAL	9,436,210
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Capital Goods - Aerospace & Defense—1.4%
$2,940,000	[1,2]	BAE Systems Holdings, Inc., Sr. Unsecd. Note, Series 144A, 3.85%, 12/15/2025	$3,062,383
2,005,000		Embraer Netherlands BV, Sr. Unsecd. Note, 5.05%, 06/15/2025	2,073,170
2,950,000	[1,2]	Embraer Overseas Ltd., Sr. Unsecd. Note, Series 144A, 5.696%, 09/16/2023	3,174,938
650,000		Embraer SA, Sr. Unsecd. Note, 5.150%, 06/15/2022	685,750
930,000		Hexcel Corp., Sr. Unsecd. Note, 3.95%, 02/15/2027	961,885
1,820,000		Lockheed Martin Corp., Sr. Unsecd. Note, 2.9%, 3/01/2025	1,820,555
1,460,000		Lockheed Martin Corp., Sr. Unsecd. Note, 3.55%, 01/15/2026	1,520,970
3,230,000	[1,2]	Textron Financial Corp., Jr. Sub. Note, Series 144A, 2.917%, 2/15/2042	2,753,575
760,000		Textron, Inc., Sr. Unsecd. Note, 3.875%, 3/01/2025	784,503
690,000		Textron, Inc., Sr. Unsecd. Note, 4.300%, 03/01/2024	733,890
		TOTAL	17,571,619
		Capital Goods - Building Materials—0.6%
1,950,000		Masco Corp., Sr. Unsecd. Note, 4.375%, 04/01/2026	2,090,010
3,570,000		Masco Corp., Sr. Unsecd. Note, 5.950%, 03/15/2022	4,060,057
1,000,000		Masco Corp., Unsecd. Note, 4.45%, 4/01/2025	1,075,500
		TOTAL	7,225,567
		Capital Goods - Construction Machinery—0.3%
2,730,000		AGCO Corp., Sr. Unsecd. Note, 5.875%, 12/01/2021	3,045,640
		Capital Goods - Diversified Manufacturing—1.2%
859,000		General Electric Capital, Sr. Unsecd. Note, Series GMTN, 3.1%, 01/09/2023	894,495
816,000		General Electric Capital, Sr. Unsecd. Note, Series MTN, 4.65%, 10/17/2021	904,832
1,000,000	[1,2]	Hutchison Whampoa International Ltd., Series 144A, 7.625%, 04/09/2019	1,097,818
1,025,000		Lennox International, Inc., Sr. Unsecd. Note, 3%, 11/15/2023	1,027,627
2,300,000	[1,2]	Parker-Hannifin Corp., Sr. Unsecd. Note, Series 144A, 3.25%, 03/01/2027	2,343,866
820,000		Roper Technologies, Inc., Sr. Unsecd. Note, 3.8%, 12/15/2026	847,800
680,000		Roper Technologies, Inc., Sr. Unsecd. Note, 3.85%, 12/15/2025	704,855
2,400,000		Valmont Industries, Inc., 5.25%, 10/01/2054	2,284,711
1,487,000		Valmont Industries, Inc., Sr. Unsecd. Note, 6.625%, 04/20/2020	1,652,829
1,870,000	[1,2]	Wabtec Corp., Sr. Unsecd. Note, Series 144A, 3.45%, 11/15/2026	1,854,503
760,000		Xylem, Inc., Sr. Unsecd. Note, 3.25%, 11/01/2026	762,849
		TOTAL	14,376,185
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Capital Goods - Packaging—0.4%
$1,800,000		Packaging Corp. of America, Sr. Unsecd. Note, 3.65%, 9/15/2024	$1,848,245
1,035,000		Packaging Corp. of America, Sr. Unsecd. Note, 4.500%, 11/01/2023	1,125,723
960,000		Rock-Tenn Co., Sr. Unsecd. Note, 4.450%, 03/01/2019	999,389
910,000		Sonoco Products Co., Sr. Unsecd. Note, 5.750%, 11/01/2040	1,087,582
		TOTAL	5,060,939
		Communications - Cable & Satellite—1.7%
1,400,000		CCO Safari II LLC, 4.908%, 07/23/2025	1,517,701
1,235,000		CCO Safari II LLC, 6.484%, 10/23/2045	1,480,898
900,000		Comcast Corp., 7.050%, 03/15/2033	1,229,765
1,455,000		Comcast Corp., Sr. Unsecd. Note, 3.3%, 02/01/2027	1,482,970
1,910,000	[1,2]	Cox Communications, Inc., Sr. Unsecd. Note, Series 144A, 3.35%, 09/15/2026	1,891,502
1,230,000		NBC Universal, Inc., Sr. Unsecd. Note, 5.150%, 04/30/2020	1,347,436
1,250,000		NBC Universal, Inc., Sr. Unsecd. Note, 5.95%, 4/01/2041	1,582,631
1,250,000		NBC Universal, Inc., Sr. Unsecd. Note, 6.400%, 04/30/2040	1,656,298
1,470,000		NBC Universal Media LLC, Sr. Unsecd. Note, 2.875%, 01/15/2023	1,501,282
1,310,000		Time Warner Cable, Inc., Company Guarantee, 5.500%, 09/01/2041	1,402,124
1,000,000		Time Warner Cable, Inc., Company Guarantee, 6.750%, 06/15/2039	1,228,201
360,000		Time Warner Cable, Inc., Company Guarantee, 8.750%, 02/14/2019	399,598
2,915,000		Time Warner Cable, Inc., Sr. Unsecd. Note, 4.000%, 09/01/2021	3,065,411
200,000		Time Warner Cable, Inc., Sr. Unsecd. Note, 8.375%, 03/15/2023	252,889
		TOTAL	20,038,706
		Communications - Media & Entertainment—3.5%
2,000,000		21st Century Fox America, 6.75%, 1/09/2038	2,456,988
1,000,000		21st Century Fox America, Inc., Sr. Unsecd. Note, 5.400%, 10/01/2043	1,135,043
1,000,000		21st Century Fox America, Sr. Unsecd. Note, 3.7%, 10/15/2025	1,034,676
3,995,000	[1,2]	British Sky Broadcasting Group PLC, 3.75%, Series 144A, 9/16/2024	4,119,952
2,350,000		CBS Corp., 4.9%, 8/15/2044	2,456,401
2,150,000		Discovery Communications, Sr. Unsecd. Note, 4.9%, 03/11/2026	2,267,596
4,380,000		Grupo Televisa S.A., 6.625%, 03/18/2025	5,207,264
785,000		Grupo Televisa S.A., Sr. Unsecd. Note, 5.000%, 05/13/2045	755,837
3,000,000		Interpublic Group of Cos., Inc., Sr. Unsecd. Note, 2.250%, 11/15/2017	3,007,314
460,000		Interpublic Group of Cos., Inc., Sr. Unsecd. Note, 4.000%, 03/15/2022	482,765
2,930,000		Omnicom Group, Inc., Sr. Unsecd. Note, 3.625%, 05/01/2022	3,069,981
1,730,000	[1,2]	Pearson Funding Five PLC, Sr. Unsecd. Note, Series 144A, 3.250%, 05/08/2023	1,677,233
920,000		S&P Global, Inc., Sr. Note, 4%, 6/15/2025	969,268
Semi-Annual Shareholder Report

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Communications - Media & Entertainment—continued
$1,500,000	S&P Global, Inc., Sr. Note, 4.4%, 2/15/2026	$1,616,844
2,000,000	Viacom, Inc., 4.850%, 12/15/2034	1,955,820
4,820,000	Viacom, Inc., Sr. Unsecd. Note, 3.45%, 10/04/2026	4,668,127
2,950,000	WPP Finance 2010, 3.750%, 09/19/2024	3,038,382
2,440,000	WPP Finance 2010, Sr. Unsecd. Note, 5.125%, 09/07/2042	2,536,565
	TOTAL	42,456,056
	Communications - Telecom Wireless—0.8%
2,900,000	American Tower Corp., 3.450%, 09/15/2021	3,004,432
950,000	American Tower Corp., Sr. Unsecd. Note, 4.500%, 01/15/2018	965,456
1,365,000	American Tower Corp., Sr. Unsecd. Note, 5.000%, 02/15/2024	1,508,167
1,500,000	Crown Castle International Corp., Sr. Unsecd. Note, 4.45%, 02/15/2026	1,600,926
490,000	Crown Castle International, Sr. Unsecd. Note, 2.25%, 09/01/2021	485,279
2,315,000	TELUS Corp., Sr. Unsecd. Note, 2.8%, 02/16/2027	2,204,355
	TOTAL	9,768,615
	Communications - Telecom Wirelines—2.8%
3,200,000	AT&T, Inc., Sr. Unsecd. Note, 2.450%, 06/30/2020	3,217,325
2,950,000	AT&T, Inc., Sr. Unsecd. Note, 3.4%, 5/15/2025	2,903,151
2,550,000	AT&T, Inc., Sr. Unsecd. Note, 4.25%, 03/01/2027	2,629,300
1,250,000	AT&T, Inc., Sr. Unsecd. Note, 4.45%, 04/01/2024	1,323,181
1,140,000	AT&T, Inc., Sr. Unsecd. Note, 4.800%, 06/15/2044	1,102,199
1,000,000	AT&T, Inc., Sr. Unsecd. Note, 5.15%, 03/15/2042	1,024,601
3,080,000	AT&T, Inc., Sr. Unsecd. Note, 6.375%, 03/01/2041	3,599,806
2,700,000	Telefonica Emisiones SAU, Company Guarantee, 5.462%, 02/16/2021	2,989,545
2,175,000	Telefonica Emisiones SAU, Sr. Unsecd. Note, 5.213%, 03/08/2047	2,296,345
6,340,000	Verizon Communications, I, Sr. Unsecd. Note, 4.125%, 08/15/2046	5,655,635
1,970,000	Verizon Communications, Inc., Sr. Unsecd. Note, 5.050%, 03/15/2034	2,074,174
4,880,000	Verizon Communications, Inc., Sr. Unsecd. Note, 5.150%, 09/15/2023	5,465,234
	TOTAL	34,280,496
	Consumer Cyclical - Automotive—1.4%
3,000,000	Ford Motor Co., Sr. Unsecd. Note, 4.750%, 01/15/2043	2,831,790
2,850,000	Ford Motor Credit Co., Sr. Unsecd. Note, 2.375%, 01/16/2018	2,860,534
880,000	Ford Motor Credit Co., Sr. Unsecd. Note, 4.250%, 09/20/2022	923,855
960,000	General Motors Co., Sr. Unsecd. Note, 4%, 4/01/2025	967,416
1,775,000	General Motors Co., Sr. Unsecd. Note, 5.2%, 4/01/2045	1,732,748
1,250,000	General Motors Financial Co., Inc., Sr. Unsecd. Note, 3.200%, 07/06/2021	1,263,176
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Consumer Cyclical - Automotive—continued
$2,250,000		General Motors Financial Company, Inc., Sr. Unsecd. Note, 3.45%, 4/10/2022	$2,282,627
1,580,000	[1,2]	Hyundai Capital America, Sr. Unsecd. Note, Series 144A, 2.6%, 3/19/2020	1,585,452
2,625,000	[1,2]	RCI Banque SA, Sr. Unsecd. Note, Series 144A, 3.5%, 4/03/2018	2,661,217
		TOTAL	17,108,815
		Consumer Cyclical - Leisure—0.2%
2,800,000	[1]	Football Trust V, Pass Thru Cert., Series 144A, 5.35%, 10/05/2020	2,971,069
		Consumer Cyclical - Lodging—0.9%
1,000,000		Choice Hotels International, Inc., 5.75%, 7/01/2022	1,117,850
2,900,000		Choice Hotels International, Inc., Company Guarantee, 5.700%, 08/28/2020	3,171,875
3,930,000		Hyatt Hotels Corp., Sr. Unsecd. Note, 3.375%, 07/15/2023	4,023,593
2,000,000		Marriott International, Inc., Sr. Unsecd. Note, 3.000%, 03/01/2019	2,034,214
		TOTAL	10,347,532
		Consumer Cyclical - Retailers—1.5%
2,500,000		Advance Auto Parts, Inc., 4.5%, 12/01/2023	2,671,010
1,070,000		Advance Auto Parts, Inc., Company Guarantee, 4.500%, 01/15/2022	1,142,873
1,280,000		AutoNation, Inc., Sr. Unsecd. Note, 4.5%, 10/01/2025	1,335,701
620,000		AutoZone, Inc., Sr. Unsecd. Note, 3.125%, 04/21/2026	605,730
2,115,000		AutoZone, Inc., Sr. Unsecd. Note, 3.75%, 06/01/2027	2,139,980
1,146,268	[1,2]	CVS Caremark Corp., Pass Thru Cert., Series 144A, 5.298%, 1/11/2027	1,243,415
750,000		CVS Health Corp., Sr. Unsecd. Note, 2.800%, 07/20/2020	765,503
1,685,000		CVS Health Corp., Sr. Unsecd. Note, 3.875%, 7/20/2025	1,768,140
985,000		CVS Health Corp., Sr. Unsecd. Note, 5.125%, 7/20/2045	1,119,743
1,000,000		Dollar General Corp., Sr. Unsecd. Note, 3.250%, 04/15/2023	1,020,327
1,420,000		Dollar General Corp., Sr. Unsecd. Note, 4.15%, 11/01/2025	1,503,497
1,150,000		O'Reilly Automotive, Inc., Company Guarantee, 4.875%, 01/14/2021	1,244,097
890,000		O'Reilly Automotive, Inc., Sr. Unsecd. Note, 3.850%, 06/15/2023	935,978
1,340,000		Under Armour, Inc., Sr. Unsecd. Note, 3.25%, 06/15/2026	1,249,417
		TOTAL	18,745,411
		Consumer Cyclical - Services—0.8%
1,460,000		Alibaba Group Holding Lt, Sr. Unsecd. Note, 3.6%, 11/28/2024	1,499,560
900,000		Expedia, Inc., 4.5%, 8/15/2024	950,184
1,090,000		Expedia, Inc., Company Guarantee, 5.950%, 08/15/2020	1,200,795
1,800,000		Expedia, Inc., Sr. Unsecd. Note, 5.000%, 02/15/2026	1,957,385
1,000,000		University of Southern California, Sr. Unsecd. Note, 5.250%, 10/01/2111	1,200,232
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Consumer Cyclical - Services—continued
$2,220,000		Visa, Inc., Sr. Unsecd. Note, 3.15%, 12/14/2025	$2,272,270
		TOTAL	9,080,426
		Consumer Non-Cyclical - Food/Beverage—3.9%
3,000,000		Anheuser-Busch INBEV FIN, 2.65%, 2/01/2021	3,050,685
3,270,000		Anheuser-Busch INBEV FIN, 3.65%, 2/01/2026	3,369,075
2,120,000		Anheuser-Busch InBev Finance, Inc., 4.900%, 02/01/2046	2,359,607
980,000	[1,2]	Bacardi Ltd., Sr. Unsecd. Note, Series 144A, 2.75%, 07/15/2026	947,338
2,150,000	[1,2]	Danone SA, Sr. Unsecd. Note, Series 144A, 2.947%, 11/02/2026	2,088,742
1,590,000		Flowers Foods, Inc., Sr. Unsecd. Note, 3.5%, 10/01/2026	1,577,065
1,624,000	[1,2]	Grupo Bimbo SAB de CV, 4.875%, Series 144A, 6/27/2044	1,619,914
1,600,000	[1,2]	Grupo Bimbo SAB de CV, Sr. Unsecd. Note, Series 144A, 4.500%, 01/25/2022	1,704,237
2,245,000	[1,2]	Heineken NV, Sr. Unsecd. Note, Series 144A, 3.5%, 01/29/2028	2,289,168
6,900,000	[1,2]	Kerry Group Financial Services, Sr. Unsecd. Note, Series 144A, 3.200%, 04/09/2023	6,903,429
500,000		Kraft Heinz Foods Co., Sr. Unsecd. Note, 2.8%, 07/02/2020	508,822
710,000		Kraft Heinz Foods Co., Sr. Unsecd. Note, 3%, 06/01/2026	682,123
2,735,000		Kraft Heinz Foods Co., Sr. Unsecd. Note, 3.95%, 07/15/2025	2,822,441
1,470,000		Kraft Heinz Foods Co., Sr. Unsecd. Note, 4.375%, 06/01/2046	1,410,496
1,465,000		Kraft Heinz Foods Co., Sr. Unsecd. Note, 5.2%, 07/15/2045	1,573,702
1,600,000		Mead Johnson Nutrition Co., Sr. Unsecd. Note, 3%, 11/15/2020	1,637,237
910,000		Mead Johnson Nutrition Co., Sr. Unsecd. Note, 4.125%, 11/15/2025	970,138
610,000		Molson Coors Brewing Co., Sr. Unsecd. Note, 4.2%, 07/15/2046	587,762
2,220,000	[1,2]	Mondelez International Holdings Netherlands BV, Sr. Unsecd. Note, Series 144A, 2%, 10/28/2021	2,168,865
470,000		PepsiCo, Inc., 2.15%, 10/14/2020	474,157
2,250,000		PepsiCo, Inc., Sr. Unsecd. Note, 3.100%, 07/17/2022	2,342,718
1,080,000		PepsiCo, Inc., Sr. Unsecd. Note, 4.450%, 04/14/2046	1,173,847
550,000	[1,2]	Smithfield Foods, Inc., Sr. Unsecd. Note, Series 144A, 4.25%, 02/01/2027	569,819
1,175,000		Tyson Foods, Inc., 3.95%, 8/15/2024	1,233,155
1,000,000		Tyson Foods, Inc., 5.15%, 8/15/2044	1,108,936
1,680,000		Tyson Foods, Inc., Sr. Unsecd. Note, 4.500%, 06/15/2022	1,816,545
970,000		Tyson Foods, Inc., Sr. Unsecd. Note, 4.55%, 06/02/2047	993,881
		TOTAL	47,983,904
		Consumer Non-Cyclical - Health Care—1.3%
3,280,000		Agilent Technologies, Inc, Sr. Unsecd. Note, 3.05%, 09/22/2026	3,200,850
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Consumer Non-Cyclical - Health Care—continued
$280,000	[1,2]	Bayer US Finance LLC, Sr. Unsecd. Note, Series 144A, 3.375%, 10/08/2024	$286,355
1,050,000	[1,2]	Bayer US Finance LLC, Unsecd. Note, Series 144A, 2.375%, 10/08/2019	1,060,637
1,455,000		Becton Dickinson & Co., Sr. Unsecd. Note, 3.734%, 12/15/2024	1,484,827
2,580,000		Becton Dickinson & Co., Sr. Unsecd. Note, 4.669%, 06/06/2047	2,627,374
765,000		Becton Dickinson & Co., Sr. Unsecd. Note, 4.685%, 12/15/2044	778,470
1,405,000		C.R. Bard, Inc., Sr. Unsecd. Note, 3%, 05/15/2026	1,422,416
1,390,000		Medtronic Global Holdings, Sr. Unsecd. Note, 3.35%, 04/01/2027	1,422,718
575,000		Stryker Corp., Sr. Unsecd. Note, 3.5%, 03/15/2026	590,189
1,500,000		Thermo Fisher Scientific, Sr. Unsecd. Note, 2.95%, 09/19/2026	1,468,295
1,350,000		Zimmer Holdings, Inc., Sr. Unsecd. Note, 3.55%, 4/01/2025	1,358,890
		TOTAL	15,701,021
		Consumer Non-Cyclical - Pharmaceuticals—2.7%
2,240,000		Abbott Laboratories, Sr. Unsecd. Note, 3.75%, 11/30/2026	2,289,031
2,240,000		Abbott Laboratories, Sr. Unsecd. Note, 4.9%, 11/30/2046	2,392,410
4,100,000		AbbVie, Inc., Sr. Unsecd. Note, 2.500%, 05/14/2020	4,151,332
805,000		Actavis Funding SCS, Sr. Unsecd. Note, 3%, 3/12/2020	823,065
750,000		Actavis Funding SCS, Sr. Unsecd. Note, 3.8%, 3/15/2025	775,308
2,760,000		Bio-Rad Laboratories, Inc., Sr. Unsecd. Note, 4.875%, 12/15/2020	2,971,176
2,390,000		Biogen Idec, Inc., Sr. Unsecd. Note, 4.05%, 9/15/2025	2,529,473
2,100,000		Celgene Corp., Sr. Unsecd. Note, 3.875%, 8/15/2025	2,198,681
2,135,000		Celgene Corp., Sr. Unsecd. Note, 5%, 8/15/2045	2,340,161
3,240,000		Gilead Sciences, Inc., Sr. Unsecd. Note, 2.95%, 03/01/2027	3,138,128
2,360,000		Shire Acquisitions Investments Ireland Designated Activity Company, Sr. Unsecd. Note, 2.4%, 09/23/2021	2,346,715
2,140,000		Shire Acquisitions Investments Ireland Designated Activity Company, Sr. Unsecd. Note, 3.2%, 09/23/2026	2,093,836
2,250,000		Teva Pharmaceutical Finan, Sr. Unsecd. Note, 3.15%, 10/01/2026	2,117,171
2,350,000		Teva Pharmaceutical Finan, Sr. Unsecd. Note, 4.1%, 10/01/2046	2,075,915
		TOTAL	32,242,402
		Consumer Non-Cyclical - Products—0.2%
2,220,000		Newell Rubbermaid, Inc., Sr. Unsecd. Note, 4.2%, 04/01/2026	2,358,250
		Consumer Non-Cyclical - Supermarkets—0.1%
960,000		Kroger Co., Bond, 6.900%, 04/15/2038	1,272,232
		Consumer Non-Cyclical - Tobacco—0.4%
250,000		Altria Group, Inc., 9.250%, 08/06/2019	288,252
3,000,000		Reynolds American, Inc., Sr. Unsecd. Note, 5.85%, 8/15/2045	3,641,910
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Consumer Non-Cyclical - Tobacco—continued
$950,000		Reynolds American, Inc., Sr. Unsecd. Note, Series *, 7%, 08/04/2041	$1,177,403
		TOTAL	5,107,565
		Energy - Independent—1.5%
3,900,000		Anadarko Petroleum Corp., Sr. Unsecd. Note, 3.45%, 7/15/2024	3,855,310
5,890,000		Canadian Natural Resources Ltd., 5.850%, 02/01/2035	6,548,172
980,000		Cimarex Energy Co., Sr. Unsecd. Note, 3.9%, 05/15/2027	996,254
1,500,000		Hess Corp., Sr. Unsecd. Note, 5.600%, 02/15/2041	1,546,026
3,400,000		Marathon Oil Corp., Sr. Unsecd. Note, 3.85%, 6/01/2025	3,392,146
440,000		XTO Energy, Inc., 6.375%, 06/15/2038	604,877
775,000		XTO Energy, Inc., 6.750%, 08/01/2037	1,076,555
		TOTAL	18,019,340
		Energy - Integrated—2.1%
1,740,000		BP Capital Markets America, Inc., Company Guarantee, 4.200%, 06/15/2018	1,784,159
1,785,000		BP Capital Markets PLC, 3.119%, 5/04/2026	1,781,541
1,480,000		BP Capital Markets PLC, Company Guarantee, 4.742%, 03/11/2021	1,620,014
1,750,000	[1,2]	CNPC Hong Kong Overseas Capital Ltd., Company Guarantee, Series 144A, 5.950%, 04/28/2041	2,196,229
2,100,000		Chevron Corp., Sr. Unsecd. Note, 2.100%, 05/16/2021	2,100,393
2,370,000		Husky Energy, Inc., Sr. Unsecd. Note, 3.950%, 04/15/2022	2,491,242
4,650,000		Petro-Canada, Bond, 5.350%, 07/15/2033	5,220,820
220,000		Petro-Canada, Deb., 7.000%, 11/15/2028	280,970
1,000,000		Petroleos Mexicanos, 6.500%, 06/02/2041	1,012,300
4,180,000		Petroleos Mexicanos, Company Guarantee, 5.500%, 01/21/2021	4,448,565
2,350,000		Shell International Finan, Sr. Unsecd. Note, 2.875%, 05/10/2026	2,333,489
660,000		Shell International Finan, Sr. Unsecd. Note, 4%, 05/10/2046	652,547
		TOTAL	25,922,269
		Energy - Midstream—2.2%
1,652,000		Columbia Pipeline Group, Sr. Unsecd. Note, 4.5%, 06/01/2025	1,775,517
1,000,000		Columbia Pipeline Group, Sr. Unsecd. Note, 5.8%, 06/01/2045	1,199,108
3,230,000		Energy Transfer Partners LP, Sr. Unsecd. Note, 4.900%, 02/01/2024	3,456,113
2,137,000		Energy Transfer Partners LP, Sr. Unsecd. Note, 5.150%, 03/15/2045	2,112,959
2,475,000		Enterprise Products Operating LLC, Sr. Unsecd. Note, 3.75%, 2/15/2025	2,559,598
830,000	[1,2]	Florida Gas Transmission Co. LLC, Sr. Unsecd. Note, Series 144A, 5.450%, 07/15/2020	901,016
2,500,000		Kinder Morgan Energy Partners LP, Note, 6.550%, 09/15/2040	2,919,832
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Energy - Midstream—continued
$1,190,000		Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, 6.375%, 03/01/2041	$1,350,244
1,525,000		MPLX LP, Sr. Unsecd. Note, 5.2%, 03/01/2047	1,584,214
960,000		TC Pipelines, LP, Sr. Unsecd. Note, 3.9%, 05/25/2027	968,241
2,150,000	[1,2]	Texas Eastern Transmission LP, Sr. Unsecd. Note, Series 144A, 2.800%, 10/15/2022	2,130,891
2,300,000		Williams Partners LP, 4.9%, 1/15/2045	2,311,362
3,100,000		Williams Partners LP, 5.250%, 03/15/2020	3,360,177
		TOTAL	26,629,272
		Energy - Oil Field Services—0.4%
700,000		Nabors Industries, Inc., Company Guarantee, 5.000%, 09/15/2020	721,000
2,500,000		Nabors Industries, Inc., Sr. Unsecd. Note, 4.625%, 09/15/2021	2,531,250
1,350,000		Nabors Industries, Inc., Sr. Unsecd. Note, 5.100%, 09/15/2023	1,356,750
210,000		Noble Drilling Corp., Sr. Note, 7.500%, 03/15/2019	220,500
114,000		Noble Holding International Ltd., Company Guarantee, 4.900%, 08/01/2020	110,010
		TOTAL	4,939,510
		Energy - Refining—0.7%
875,000		Marathon Petroleum Corp., Sr. Unsecd. Note, 3.625%, 09/15/2024	880,416
720,000		Marathon Petroleum Corp., Sr. Unsecd. Note, 6.500%, 03/01/2041	830,267
1,665,000		Valero Energy Corp., 7.500%, 04/15/2032	2,179,723
3,870,000		Valero Energy Corp., 9.375%, 03/15/2019	4,359,799
		TOTAL	8,250,205
		Financial Institution - Banking—11.0%
2,000,000		Associated Banc-Corp., Sub. Note, 4.25%, 1/15/2025	2,059,414
3,000,000		BB&T Corp., 2.45%, Series MTN, 1/15/2020	3,041,904
2,445,000		BB&T Corp., Sr. Unsecd. Note, Series MTN, 2.250%, 02/01/2019	2,465,386
3,000,000		Bank of America Corp., Sr. Unsecd. Note, 2%, 1/11/2018	3,007,845
2,175,000		Bank of America Corp., Sr. Unsecd. Note, 3.705%, 04/24/2028	2,195,534
6,395,000		Bank of America Corp., Sr. Unsecd. Note, 5.875%, 01/05/2021	7,142,371
2,230,000		Bank of America Corp., Sr. Unsecd. Note, Series MTN, 3.824%, 01/20/2028	2,273,019
1,850,000		Bank of America Corp., Sr. Unsecd. Note, Series MTN, 4%, 4/01/2024	1,944,183
8,400,000		Bank of America Corp., Sr. Unsecd. Note, Series MTN, 5.625%, 07/01/2020	9,210,306
2,100,000		Bank of America Corp., Sub. Note, Series L, 3.95%, 4/21/2025	2,138,783
4,750,000	[6]	Bear Stearns Cos., Inc., Sr. Unsecd. Note, 7.250%, 02/01/2018	4,924,045
1,730,000		Capital One Bank, Sr. Unsecd. Note, Series BKNT, 2.150%, 11/21/2018	1,734,804
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Financial Institution - Banking—continued
$5,500,000		Capital One Bank, Sub. Note, 3.375%, 02/15/2023	$5,567,078
1,200,000		Capital One Financial Corp., Sr. Sub. Note, 4.2%, 10/29/2025	1,225,332
990,000		Citigroup, Inc., 4.125%, 7/25/2028	1,006,788
2,800,000		Citigroup, Inc., 4.300%, 11/20/2026	2,899,215
4,000,000		Citigroup, Inc., Sr. Note, 5.375%, 08/09/2020	4,378,508
2,230,000		Citigroup, Inc., Sr. Unsecd. Note, 2.75%, 04/25/2022	2,233,927
1,910,000		Citigroup, Inc., Sr. Unsecd. Note, 3.4%, 05/01/2026	1,899,228
1,000,000		Citigroup, Inc., Sr. Unsecd. Note, 4.500%, 01/14/2022	1,078,481
3,500,000	[1,2]	Citizens Financial Group, Inc., Sub. Note, Series 144A, 4.15%, 9/28/2022	3,659,817
1,450,000		City National Corp., Sr. Unsecd. Note, 5.250%, 09/15/2020	1,584,013
1,000,000		Comerica, Inc., 3.8%, 7/22/2026	1,020,898
2,625,000		Compass Bank, Birmingham, Sub. Note, Series BKNT, 3.875%, 4/10/2025	2,616,301
2,900,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 6.125%, 02/15/2033	3,615,900
4,200,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 6.250%, 02/01/2041	5,432,872
2,100,000		Goldman Sachs Group, Inc., Sub. Note, 6.345%, 02/15/2034	2,568,304
1,680,000		Huntington Bancshares, Inc., Sub. Note, 7.000%, 12/15/2020	1,932,963
740,000		JPMorgan Chase & Co., Sub. Note, 3.375%, 05/01/2023	752,929
7,500,000		JPMorgan Chase & Co., Sub. Note, 3.875%, 9/10/2024	7,755,495
1,480,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 2.776%, 04/25/2023	1,487,163
870,000		JPMorgan Chase & Co., Sub. Deb., 8.000%, 04/29/2027	1,158,760
3,975,000		Manufacturers & Traders Trust Co., Sub. Note, Series BKNT, 1.695%, 12/01/2021	3,915,375
3,280,000		Morgan Stanley, Sr. Unsecd. Note, 6.375%, 07/24/2042	4,358,159
2,000,000		Morgan Stanley, Sr. Unsecd. Note, Series GMTN, 5.5%, 7/24/2020	2,191,166
4,240,000		Morgan Stanley, Sr. Unsecd. Note, Series GMTN, 6.625%, 04/01/2018	4,407,976
1,500,000		Morgan Stanley, Sr. Unsecd. Note, Series MTN, 5.95%, 12/28/2017	1,536,117
1,500,000		Morgan Stanley, Sub. Note, 3.950%, 04/23/2027	1,523,789
4,320,000		Morgan Stanley, Sub. Note, Series MTN, 4.100%, 05/22/2023	4,531,944
2,000,000		PNC Bank, N.A., Series MTN, 2.15%, 04/29/2021	1,995,108
3,215,354	[1,5]	Regional Diversified Funding, Series 144A, 9.250%, 03/15/2030	2,215,186
890,000		Regions Financial Corp., Sr. Unsecd. Note, 3.2%, 02/08/2021	912,512
2,700,000		Union Bank, N.A., Sr. Unsecd. Note, 2.625%, 09/26/2018	2,725,447
2,300,000		Wells Fargo & Co., Sr. Unsecd. Note, 3.069%, 01/24/2023	2,337,168
1,655,000		Wells Fargo & Co., Sub. Note, Series GMTN, 4.9%, 11/17/2045	1,779,961
3,550,000		Wilmington Trust Corp., Sub. Note, 8.500%, 04/02/2018	3,738,924
		TOTAL	134,180,398
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Financial Institution - Broker/Asset Mgr/Exchange—2.2%
$2,500,000	[1,2]	Cantor Fitzgerald LP, Bond, 7.875%, 10/15/2019	$2,748,795
4,255,000	[1,2]	FMR LLC, Bond, Series 144A, 7.570%, 06/15/2029	5,732,140
590,000		Invesco Finance PLC, Sr. Unsecd. Note, 3.75%, 1/15/2026	617,755
2,250,000		Jefferies Group LLC, Sr. Unsecd. Note, 4.850%, 01/15/2027	2,368,550
2,615,000		Jefferies Group LLC, Sr. Unsecd. Note, 5.125%, 01/20/2023	2,864,699
1,650,000		Jefferies Group LLC, Sr. Unsecd. Note, 6.500%, 01/20/2043	1,857,811
1,294,000		Raymond James Financial, Inc., Sr. Unsecd. Note, 5.625%, 04/01/2024	1,477,748
2,990,000		Raymond James Financial, Inc., Sr. Unsecd. Note, 8.600%, 08/15/2019	3,402,776
805,000		Stifel Financial Corp., 4.25%, 7/18/2024	826,680
1,170,000		Stifel Financial Corp., Sr. Unsecd. Note, 3.5%, 12/01/2020	1,199,345
2,400,000		TD Ameritrade Holding Cor, Sr. Unsecd. Note, 3.625%, 4/01/2025	2,490,386
975,000	[1,2]	TIAA Asset Management Finance Co., LLC, Sr. Unsecd. Note, Series 144A, 4.125%, 11/01/2024	1,014,183
		TOTAL	26,600,868
		Financial Institution - Finance Companies—1.8%
1,010,000		AerCap Ireland Capital Lt, Sr. Unsecd. Note, 3.5%, 05/26/2022	1,040,008
2,150,000		CBOE Holdings Inc., Sr. Unsecd. Note, 3.65%, 01/12/2027	2,192,854
783,000		Discover Bank, Sub., Series BKNT, 8.700%, 11/18/2019	888,504
2,517,000		Discover Financial Services, Sr. Unsecd. Note, 3.850%, 11/21/2022	2,592,006
2,236,000		GE Capital International, Sr. Unsecd. Note, 3.373%, 11/15/2025	2,334,883
5,606,000		GE Capital International, Sr. Unsecd. Note, 4.418%, 11/15/2035	6,045,157
3,072,000		HSBC Finance Corp., Sr. Sub. Note, 6.676%, 01/15/2021	3,496,735
1,500,000	[1,2]	Lukoil International Fina, Series 144A, 6.356%, 6/07/2017	1,501,708
2,000,000	[1,2]	Macquarie Group Ltd., Sr. Unsecd. Note, Series 144A, 6.000%, 01/14/2020	2,178,746
		TOTAL	22,270,601
		Financial Institution - Insurance - Health—0.5%
2,000,000		UnitedHealth Group, Inc., Sr. Unsecd. Note, 3.100%, 03/15/2026	2,021,044
1,685,000		UnitedHealth Group, Inc., Sr. Unsecd. Note, 3.75%, 7/15/2025	1,783,847
1,145,000		UnitedHealth Group, Inc., Sr. Unsecd. Note, 4.75%, 07/15/2045	1,291,065
740,000		Wellpoint, Inc., 5.850%, 01/15/2036	885,358
		TOTAL	5,981,314
		Financial Institution - Insurance - Life—1.8%
2,750,000		AXA-UAP, Sub. Note, 8.600%, 12/15/2030	3,870,625
3,100,000		Aflac, Inc., Sr. Unsecd. Note, 2.875%, 10/15/2026	3,055,078
1,720,000		Lincoln National Corp., Sr. Note, 7.000%, 06/15/2040	2,293,064
700,000	[1,2]	Massachusetts Mutual Life Insurance Co., Sub. Note, Series 144A, 5.375%, 12/01/2041	826,938
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Financial Institution - Insurance - Life—continued
$710,000	[1,2]	Massachusetts Mutual Life Insurance Co., Sub. Note, Series 144A, 8.875%, 06/01/2039	$1,155,262
1,000,000		MetLife, Inc., Jr. Sub. Note, 10.75%, 8/01/2039	1,632,500
700,000	[1,2]	New York Life Insurance Co., Sub. Note, Series 144A, 6.750%, 11/15/2039	978,048
4,000,000	[1,2]	Pacific LifeCorp., Bond, Series 144A, 6.600%, 09/15/2033	5,054,392
1,000,000	[1,2]	Penn Mutual Life Insurance Co., Sr. Note, Series 144A, 7.625%, 06/15/2040	1,308,994
1,530,000		Prudential Financial, Inc., Series MTN, 6.625%, 12/01/2037	2,040,529
		TOTAL	22,215,430
		Financial Institution - Insurance - P&C—1.3%
1,210,000		Berkshire Hathaway, Inc., Sr. Unsecd. Note, 3.125%, 03/15/2026	1,231,013
920,000		CNA Financial Corp., Sr. Unsecd. Note, 5.875%, 08/15/2020	1,019,046
700,000		CNA Financial Corp., Sr. Unsecd. Note, 7.350%, 11/15/2019	784,497
1,000,000		Hartford Financial Services Group, Inc., Sr. Unsecd. Note, 6.625%, 04/15/2042	1,308,236
2,880,000	[1,2]	Liberty Mutual Group, Inc., 4.85%, Series 144A, 8/01/2044	3,061,938
850,000	[1,2]	Liberty Mutual Group, Inc., Company Guarantee, Series 144A, 5.000%, 06/01/2021	928,272
3,400,000	[1,2]	Nationwide Mutual Insurance Co., Sub. Note, Series 144A, 9.375%, 08/15/2039	5,658,916
1,000,000	[1,2]	USF&G Cap, 8.312%, 07/01/2046	1,325,530
		TOTAL	15,317,448
		Financial Institution - REIT - Apartment—0.7%
2,155,000		Avalonbay Communities, In, Sr. Unsecd. Note, Series MTN, 3.35%, 05/15/2027	2,176,315
2,000,000		Mid-America Apartment Communities LP, Sr. Unsecd. Note, 3.750%, 06/15/2024	2,067,136
2,160,000		Post Apartment Homes LP, Sr. Unsecd. Note, 3.375%, 12/01/2022	2,207,486
920,000		UDR, Inc., Company Guarantee, Series 0001, 4.625%, 01/10/2022	985,239
1,600,000		UDR, Inc., Sr. Unsecd. Note, Series MTN, 2.95%, 09/01/2026	1,520,776
		TOTAL	8,956,952
		Financial Institution - REIT - Healthcare—0.5%
1,250,000		Health Care REIT, Inc., Sr. Unsecd. Note, 4.000%, 06/01/2025	1,297,853
500,000		Health Care REIT, Inc., Sr. Unsecd. Note, 4.125%, 04/01/2019	516,400
1,000,000		Health Care REIT, Inc., Sr. Unsecd. Note, 6.125%, 04/15/2020	1,103,796
2,300,000		Healthcare Trust of America, 3.700%, 04/15/2023	2,343,240
1,170,000		Physicians Realty Trust, Sr. Unsecd. Note, 4.3%, 03/15/2027	1,194,524
		TOTAL	6,455,813
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Financial Institution - REIT - Office—0.3%
$1,570,000		Alexandria Real Estate Eq, Sr. Unsecd. Note, 3.95%, 01/15/2028	$1,609,892
1,450,000		Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 3.900%, 06/15/2023	1,504,755
		TOTAL	3,114,647
		Financial Institution - REIT - Other—0.4%
2,285,000		Host Hotels & Resorts LP, Sr. Unsecd. Note, Series E, 4%, 6/15/2025	2,336,627
1,890,000		WP Carey, Inc., Sr. Unsecd. Note, 4.600%, 04/01/2024	1,982,365
		TOTAL	4,318,992
		Financial Institution - REIT - Retail—1.0%
2,600,000		Equity One, Inc., Sr. Unsecd. Note, 3.75%, 11/15/2022	2,707,476
380,000		Kimco Realty Corp., Sr. Unsecd. Note, 3.4%, 11/01/2022	390,582
1,730,000		Kimco Realty Corp., Sr. Unsecd. Note, 3.8%, 04/01/2027	1,734,078
500,000		Realty Income Corp., Sr. Unsecd. Note, 6.750%, 08/15/2019	549,217
1,700,000		Regency Centers LP, Company Guarantee, 4.800%, 04/15/2021	1,822,845
1,860,000		Tanger Properties LP, Sr. Unsecd. Note, 3.125%, 09/01/2026	1,753,735
2,300,000		Tanger Properties LP, Sr. Unsecd. Note, 3.875%, 12/01/2023	2,365,037
1,000,000		Tanger Properties LP, Sr. Unsecd. Note, 6.125%, 06/01/2020	1,098,883
		TOTAL	12,421,853
		Municipal Services—0.4%
1,798,757	[1,2]	Army Hawaii Family Housing, Series 144A, 5.524%, 6/15/2050	2,015,669
2,850,000	[1,2]	Camp Pendleton & Quantic, 5.572%, 10/01/2050	3,183,022
		TOTAL	5,198,691
		Sovereign—0.1%
1,100,000		Corp Andina De Fomento, Sr. Unsecd. Note, 4.375%, 06/15/2022	1,197,504
		Technology—3.6%
2,840,000		Adobe Systems, Inc., Sr. Unsecd. Note, 3.250%, 02/01/2025	2,926,469
1,470,000		Autodesk, Inc., Sr. Unsecd. Note, 4.375%, 6/15/2025	1,561,706
920,000		Automatic Data Processing, Inc., 3.375%, 9/15/2025	961,773
2,460,000	[1,2]	Broadcom Corp., Sr. Unsecd. Note, Series 144A, 3.875%, 01/15/2027	2,501,279
1,400,000		Corning, Inc., Unsecd. Note, 4.750%, 03/15/2042	1,452,578
1,250,000	[1,2]	Diamond 1 Finance Corp./D, Term Loan—1st Lien, Series 144A, 6.02%, 06/15/2026	1,381,134
1,565,000	[1,2]	Diamond 1 Finance Corp./Diamond 2 Finance Corp., Term Loan—1st Lien, Series 144A, 8.350%, 07/15/2046	2,026,292
1,620,000		Equifax, Inc., Sr. Unsecd. Note, 3.250%, 06/01/2026	1,598,358
2,000,000		Fidelity National Information Services, Inc., Sr. Unsecd. Note, 3.500%, 04/15/2023	2,072,186
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Technology—continued
$1,265,000		Fidelity National Information Services, Inc., Sr. Unsecd. Note, 3.875%, 06/05/2024	$1,324,273
2,500,000		Fiserv, Inc., Sr. Unsecd. Note, 3.85%, 6/01/2025	2,613,498
1,565,000		Flextronics International, Sr. Unsecd. Note, 4.75%, 06/15/2025	1,681,614
1,240,000		Hewlett Packard Enterprise, Sr. Unsecd. Note, 3.6%, 10/15/2020	1,290,360
1,030,000		Hewlett Packard Enterprise Co., Sr. Unsecd. Note, 4.9%, 10/15/2025	1,090,726
2,540,000		Ingram Micro, Inc., Sr. Unsecd. Note, 5.000%, 08/10/2022	2,589,954
1,625,000		Intel Corp., Sr. Unsecd. Note, 4.9%, 7/29/2045	1,870,596
3,325,000		Keysight Technologies, Inc., 4.55%, 10/30/2024	3,512,613
1,000,000		Microsoft Corporation, Sr. Unsecd. Note, 2.4%, 08/08/2026	964,489
1,290,000		Microsoft Corporation, Sr. Unsecd. Note, 3.7%, 08/08/2046	1,262,745
2,100,000	[1,2]	Molex Electronics Technologies LLC, Unsecd. Note, Series 144A, 3.9%, 4/15/2025	2,142,838
1,460,000		Qualcomm, Inc., Sr. Unsecd. Note, 2.6%, 01/30/2023	1,463,368
975,000		SAIC, Inc., Company Guarantee, Series 1, 5.95%, 12/01/2040	965,502
445,000		Total System Services, Inc., Sr. Unsecd. Note, 4.8%, 04/01/2026	488,192
1,380,000		Verisk Analytics, Inc., Sr. Unsecd. Note, 4.125%, 09/12/2022	1,457,277
2,490,000		Verisk Analytics, Inc., Sr. Unsecd. Note, 5.500%, 06/15/2045	2,764,206
200,000		Verisk Analytics, Inc., Unsecd. Note, 4%, 6/15/2025	207,275
		TOTAL	44,171,301
		Transportation - Airlines—0.2%
1,995,000		Southwest Airlines Co., Deb., 7.375%, 03/01/2027	2,545,798
		Transportation - Railroads—0.7%
572,670		Burlington Northern Sant, Pass Thru Cert., Series 99-2, 7.57%, 1/02/2021	618,101
3,095,000		Burlington Northern Santa Fe Corp., Deb., 5.750%, 05/01/2040	3,911,563
2,265,000		Canadian Pacific Railway, Sr. Unsecd. Note, 2.9%, 02/01/2025	2,259,723
1,325,000		Kansas City Southern Indu, Sr. Unsecd. Note, Series *, 3%, 05/15/2023	1,331,352
810,000		Union Pacific Corp., Sr. Unsecd. Note, 3.875%, 2/01/2055	778,121
		TOTAL	8,898,860
		Transportation - Services—1.2%
1,580,000	[1,2]	Enterprise Rent-A-Car USA Finance Co., Series 144A, 6.375%, 10/15/2017	1,606,833
4,440,000	[1,2]	Enterprise Rent-A-Car USA Finance Co., Sr. Unsecd. Note, Series 144A, 5.625%, 03/15/2042	4,983,358
3,300,000	[1,2]	Penske Truck Leasing Co., Sr. Unsecd. Note, Series 144A, 3.4%, 11/15/2026	3,243,887
950,000	[1,2]	Penske Truck Leasing Co. LP & PTL Finance Corp., Series 144A, 2.500%, 06/15/2019	957,738
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Transportation - Services—continued
$1,750,000		Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 2.450%, 11/15/2018	$1,764,836
925,000		Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 2.500%, 03/01/2018	929,860
1,200,000		Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 3.5%, 6/01/2017	1,200,000
		TOTAL	14,686,512
		Utility - Electric—4.1%
990,000		Ameren Corp., Sr. Unsecd. Note, 3.65%, 2/15/2026	1,017,285
300,000		Avista Corp., 1st Mtg. Bond, 5.950%, 06/01/2018	312,533
347,507		Bruce Mansfield Unit 1 2, Pass Thru Cert., 6.850%, 06/01/2034	135,962
1,530,000		Cleveland Electric Illuminating Co., Sr. Unsecd. Note, 5.950%, 12/15/2036	1,827,723
1,180,000		Commonwealth Edison Co., 1st Mtg. Bond, 6.150%, 09/15/2017	1,195,246
1,233,000		Consolidated Edison Co., 4.625%, 12/01/2054	1,348,660
400,000		Duke Energy Corp., Sr. Unsecd. Note, 1.8%, 09/01/2021	391,481
1,210,000		Duke Energy Corp., Sr. Unsecd. Note, 2.65%, 09/01/2026	1,155,470
1,330,000		Duke Energy Corp., Sr. Unsecd. Note, 3.75%, 09/01/2046	1,249,892
100,000		Duke Energy Indiana, Inc., 1st Mtg. Bond, 6.350%, 08/15/2038	132,589
5,000,000	[1,2]	Electricite de France SA, Jr. Sub. Note, Series 144A, 5.625%, 12/29/2049	5,068,750
840,000		Emera US Finance LP, Sr. Unsecd. Note, 3.55%, 06/15/2026	841,032
1,280,000		Emera US Finance LP, Sr. Unsecd. Note, 4.75%, 06/15/2046	1,329,987
750,000	[1,2]	Enel Finance International, Sr. Unsecd. Note, Series 144A, 4.75%, 05/25/2047	756,836
4,100,000		Exelon Generation Co. LLC, Sr. Unsecd. Note, 4.250%, 06/15/2022	4,343,819
900,000		Exelon Generation Co. LLC, Sr. Unsecd. Note, 5.750%, 10/01/2041	906,696
1,320,000	[1,2]	Fortis, Inc., Sr. Unsecd. Note, Series 144A, 2.1%, 10/04/2021	1,295,395
2,350,000	[1,2]	Fortis, Inc., Sr. Unsecd. Note, Series 144A, 3.055%, 10/04/2026	2,275,023
1,055,000		Great Plains Energy, Inc., Note, 4.850%, 06/01/2021	1,135,014
381,325	[1,2]	Great River Energy, 1st Mtg. Note, Series 144A, 5.829%, 7/01/2017	382,230
3,060,000		MidAmerican Energy Holdings Co., Sr. Unsecd. Note, 5.950%, 05/15/2037	3,851,845
1,645,000		National Rural Utilities Cooperative Finance Corp., Sr. Unsecd. Note, 10.375%, 11/01/2018	1,841,994
3,080,000		NextEra Energy Capital Ho, Sr. Unsecd. Note, 3.55%, 05/01/2027	3,138,138
3,100,000		NextEra Energy Capital Holdings, Inc., Sr. Unsecd. Note, 2.400%, 09/15/2019	3,128,114
1,500,000		NextEra Energy Capital Holdings, Inc., Sr. Unsecd. Note, 3.625%, 06/15/2023	1,544,613
715,000		NiSource Finance Corp., Sr. Unsecd. Note, 4.375%, 05/15/2047	734,435
850,000		PSEG Power LLC, Sr. Unsecd. Note, 4.150%, 09/15/2021	896,796
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Utility - Electric—continued
$200,000		South Carolina Electric and Gas, 1st Mtg. Bond, 6.500%, 11/01/2018	$213,043
3,185,000		Southern Co., Sr. Unsecd. Note, 3.25%, 07/01/2026	3,132,508
2,000,000		Southwestern Electric Pow, Sr. Unsecd. Note, Series K, 2.75%, 10/01/2026	1,931,780
2,460,000		UIL Holdings Corp., Sr. Unsecd. Note, 4.625%, 10/01/2020	2,545,298
		TOTAL	50,060,187
		Utility - Natural Gas—1.0%
195,000		Atmos Energy Corp., 8.500%, 03/15/2019	217,300
2,600,000		National Fuel Gas Co., Sr. Unsecd. Note, 3.750%, 03/01/2023	2,641,291
2,425,000		National Fuel Gas Co., Sr. Unsecd. Note, 4.900%, 12/01/2021	2,594,340
2,700,000		Sempra Energy, Sr. Unsecd. Note, 3.550%, 06/15/2024	2,771,688
1,300,000		Sempra Energy, Sr. Unsecd. Note, 6.000%, 10/15/2039	1,626,318
2,230,000	[1,2]	Southeast Supply Header LLC, Sr. Unsecd. Note, Series 144A, 4.250%, 06/15/2024	2,303,380
		TOTAL	12,154,317
		Utility - Natural Gas Distributor—0.1%
815,000		Southern Co. Gas Capital, Sr. Unsecd. Note, 3.950%, 10/01/2046	773,547
		TOTAL CORPORATE BONDS (IDENTIFIED COST $811,654,602)	855,445,990
		MORTGAGE-BACKED SECURITIES—0.0%
1,223		Federal Home Loan Mortgage Corp. Pool C00702, 6.000%, 1/1/2029	1,376
1,382		Federal Home Loan Mortgage Corp. Pool C00748, 6.000%, 4/1/2029	1,559
453		Federal Home Loan Mortgage Corp. Pool C20263, 6.000%, 1/1/2029	510
1,003		Federal Home Loan Mortgage Corp. Pool C25621, 6.500%, 5/1/2029	1,153
2,083		Federal National Mortgage Association Pool 323159, 7.500%, 4/1/2028	2,422
1,108		Federal National Mortgage Association Pool 421223, 7.000%, 5/1/2028	1,280
14,922		Federal National Mortgage Association Pool 439947, 6.500%, 11/1/2028	16,985
7,830		Federal National Mortgage Association Pool 489867, 6.500%, 3/1/2029	8,918
1,116		Government National Mortgage Association Pool 449491, 7.500%, 12/15/2027	1,300
891		Government National Mortgage Association Pool 486467, 7.000%, 30 Year, 8/15/2028	1,035
2,682		Government National Mortgage Association Pool 780339, 8.000%, 30 Year, 12/15/2023	3,017
6		Government National Mortgage Association Pool 780340, 9.000%, 30 Year, 11/15/2017	6
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		MORTGAGE-BACKED SECURITIES—continued
$1,721		Government National Mortgage Association Pool 780373, 7.000%, 12/15/2023	$1,908
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $36,419)	41,469
		MUNICIPAL BONDS—0.5%
		Municipal Services—0.5%
4,720,000		Chicago, IL, Taxable Project and Refunding Series 2012B GO Bonds, 5.432%, 01/01/2042	3,850,576
1,655,000		Tampa, FL Sports Authority, 8.020%, (GTD by National Public Finance Guarantee Corporation), 10/01/2026	1,904,243
		TOTAL MUNICIPAL BONDS (IDENTIFIED COST $6,396,515)	5,754,819
		COMMON STOCK—0.0%
		Energy - Refining—0.0%
20,487	[3,5]	MLR Petroleum LLC (IDENTIFIED COST $5,218)	0
		PREFERRED STOCKS—0.5%
		Financial Institution - Broker/Asset Mgr/Exchange—0.0%
130,000	[3,4,5]	Lehman Brothers Holdings, Pfd., Series D, 5.67%	1,300
		Financial Institution - REIT - Other—0.5%
80,000		Prologis Inc. Series Q PF, REIT Perpetual Pfd. Stock, Series Q, 8.54%	5,899,600
		TOTAL PREFERRED STOCKS (IDENTIFIED COST $3,985,290)	5,900,900
		COLLATERALIZED MORTGAGE OBLIGATION—0.0%
		Federal Home Loan Mortgage Corporation—0.0%
$164,930		Federal Home Loan Mortgage Corp. REMIC 3051 MY, 5.500%, 10/15/2025 (IDENTIFIED COST $161,768)	178,575
		INVESTMENT COMPANIES—28.0%[7]
27,586,513		Federated Institutional Prime Value Obligations Fund, Institutional Shares, 1.00%[8]	27,594,789
48,500,424		High Yield Bond Portfolio	313,797,746
		TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $421,815,377)	341,392,535
		TOTAL INVESTMENTS—99.3% (IDENTIFIED COST $1,244,055,189)[9]	1,208,714,288
		OTHER ASSETS AND LIABILITIES - NET—0.7%[10]	8,677,146
		TOTAL NET ASSETS—100%	$1,217,391,434
Semi-Annual Shareholder Report

At May 31, 2017, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Depreciation
[3]United States Treasury Long Bond Short Futures	85	$13,074,063	September 2017	$(130,348)
[3]United States Treasury Notes 10-Year Short Futures	300	$37,889,063	September 2017	$(120,429)
NET UNREALIZED DEPRECIATION ON FUTURES CONTRACTS				$(250,777)
Net Unrealized Depreciation on Futures Contracts is included in “Other Assets and Liabilities—Net.”
1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At May 31, 2017, these restricted securities amounted to $139,223,487, which represented 11.4% of total net assets.
2	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Directors (the “Directors”). At May 31, 2017, these liquid restricted securities amounted to $134,037,232, which represented 11.0% of total net assets.
3	Non-income-producing security.
4	Issuer in default.
5	Market quotations and price evaluations are not available. Fair value determined in accordance with procedures established by and under the general supervision of the Directors.
6	JPMorgan Chase & Co. has fully and unconditionally guaranteed Bear Stearns' outstanding registered debt securities.
7	Affiliated holdings.
8	7-day net yield.
9	The cost of investments for federal tax purposes amounts to $1,248,157,534.
10	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at May 31, 2017.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Semi-Annual Shareholder Report

The following is a summary of the inputs used, as of May 31, 2017, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Corporate Bonds	$—	$853,230,804	$2,215,186	$855,445,990
Mortgage-Backed Securities	—	41,469	—	41,469
Municipal Bonds	—	5,754,819	—	5,754,819
Collateralized Mortgage Obligations	—	178,575	—	178,575
Equity Securities:
Common Stocks
International	—	—	0	0
Preferred Stocks
Domestic	5,899,600	—	1,300[1]	5,900,900
Investment Companies[2]	27,594,789	—	—	341,392,535
TOTAL SECURITIES	$33,494,389	$859,205,667	$2,216,486	$1,208,714,288
Other Financial Instruments[3]
Assets	$—	$—	$—	$—
Liabilities
Futures	(250,777)	—	—	(250,777)
TOTAL OTHER FINANCIAL INSTRUMENTS	$(250,777)	$—	$—	$(250,777)
1	Shares were exchanged in conjunction with a corporate action for shares of another security whose fair value is determined using valuation techniques utilizing unobservable market data due to observable market data being unavailable.
2	As permitted by U.S. generally accepted accounting principles (GAAP), Investment Company valued at $313,797,746 is measured at fair value using the net asset value (NAV) per share practical expedient and have not been categorized in the chart above but is included in the Total column. The amount included herein is intended to permit reconciliation of the fair value classifications to the amounts presented on the Statement of Assets and Liabilities. The price of shares redeemed in High Yield Bond Portfolio is the next determined NAV after receipt of a shareholder redemption request.
3	Other financial instruments include futures contracts.
The following acronyms are used throughout this portfolio:
GO	—General Obligation
GTD	—Guaranteed
REIT(s)	—Real Estate Investment Trust(s)
REMIC	—Real Estate Mortgage Investment Conduit
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Class A Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 5/31/2017	Year Ended November 30,
		2016	2015	2014	2013	2012
Net Asset Value, Beginning of Period	$9.03	$9.02	$9.51	$9.34	$9.66	$9.05
Income From Investment Operations:
Net investment income	0.18[1]	0.36[1]	0.38[1]	0.41[1]	0.41[1]	0.49
Net realized and unrealized gain (loss) on investments and futures contracts	0.27	0.13	(0.48)	0.17	(0.31)	0.60
TOTAL FROM INVESTMENT OPERATIONS	0.45	0.49	(0.10)	0.58	0.10	1.09
Less Distributions:
Distributions from net investment income	(0.19)	(0.38)	(0.39)	(0.41)	(0.42)	(0.48)
Distributions from net realized gain on investments and futures contracts	(0.00)[2]	(0.10)	—	—	—	—
TOTAL DISTRIBUTIONS	(0.19)	(0.48)	(0.39)	(0.41)	(0.42)	(0.48)
Net Asset Value, End of Period	$9.29	$9.03	$9.02	$9.51	$9.34	$9.66
Total Return[3]	5.14%	5.56%	(1.05)%	6.37%	1.09%	12.24%
Ratios to Average Net Assets:
Net expenses	0.85%[4]	0.96%	0.98%	0.98%	0.98%	0.98%
Net investment income	3.93%[4]	4.01%	4.09%	4.19%	4.36%	5.03%
Expense waiver/reimbursement[5]	0.16%[4]	0.21%	0.21%	0.19%	0.22%	0.23%
Supplemental Data:
Net assets, end of period (000 omitted)	$412,720	$667,955	$705,016	$908,267	$936,658	$933,804
Portfolio turnover	5%	14%	10%	13%	20%	6%
1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.01.
3	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
4	Computed on an annualized basis.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Class B Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 5/31/2017	Year Ended November 30,
		2016	2015	2014	2013	2012
Net Asset Value, Beginning of Period	$9.09	$9.07	$9.57	$9.39	$9.71	$9.10
Income From Investment Operations:
Net investment income	0.14[1]	0.29[1]	0.31[1]	0.32[1]	0.34[1]	0.40
Net realized and unrealized gain (loss) on investments and futures contracts	0.28	0.13	(0.49)	0.20	(0.32)	0.61
TOTAL FROM INVESTMENT OPERATIONS	0.42	0.42	(0.18)	0.52	0.02	1.01
Less Distributions:
Distributions from net investment income	(0.16)	(0.30)	(0.32)	(0.34)	(0.34)	(0.40)
Distributions from net realized gain on investments and futures contracts	(0.00)[2]	(0.10)	—	—	—	—
TOTAL DISTRIBUTIONS	(0.16)	(0.40)	(0.32)	(0.34)	(0.34)	(0.40)
Net Asset Value, End of Period	$9.35	$9.09	$9.07	$9.57	$9.39	$9.71
Total Return[3]	4.66%	4.78%	(1.95)%	5.58%	0.26%	11.27%
Ratios to Average Net Assets:
Net expenses	1.71%[4]	1.78%	1.79%	1.79%	1.79%	1.79%
Net investment income	3.02%[4]	3.19%	3.28%	3.39%	3.54%	4.22%
Expense waiver/reimbursement[5]	0.07%[4]	0.15%	0.15%	0.14%	0.18%	0.20%
Supplemental Data:
Net assets, end of period (000 omitted)	$30,823	$32,712	$36,123	$45,503	$55,068	$89,016
Portfolio turnover	5%	14%	10%	13%	20%	6%
1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.01.
3	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
4	Computed on an annualized basis.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Class C Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 5/31/2017	Year Ended November 30,
		2016	2015	2014	2013	2012
Net Asset Value, Beginning of Period	$9.09	$9.07	$9.57	$9.39	$9.71	$9.10
Income From Investment Operations:
Net investment income	0.14[1]	0.29[1]	0.31[1]	0.32[1]	0.34[1]	0.40
Net realized and unrealized gain (loss) on investments and futures contracts	0.28	0.13	(0.49)	0.20	(0.32)	0.61
TOTAL FROM INVESTMENT OPERATIONS	0.42	0.42	(0.18)	0.52	0.02	1.01
Less Distributions:
Distributions from net investment income	(0.16)	(0.30)	(0.32)	(0.34)	(0.34)	(0.40)
Distributions from net realized gain on investments and futures contracts	(0.00)[2]	(0.10)	—	—	—	—
TOTAL DISTRIBUTIONS	(0.16)	(0.40)	(0.32)	(0.34)	(0.34)	(0.40)
Net Asset Value, End of Period	$9.35	$9.09	$9.07	$9.57	$9.39	$9.71
Total Return[3]	4.68%	4.79%	(1.95)%	5.58%	0.27%	11.27%
Ratios to Average Net Assets:
Net expenses	1.67%[4]	1.77%	1.79%	1.79%	1.79%	1.79%
Net investment income	3.06%[4]	3.20%	3.28%	3.38%	3.54%	4.22%
Expense waiver/reimbursement[5]	0.07%[4]	0.15%	0.15%	0.14%	0.18%	0.20%
Supplemental Data:
Net assets, end of period (000 omitted)	$92,441	$106,690	$113,868	$127,030	$137,178	$185,529
Portfolio turnover	5%	14%	10%	13%	20%	6%
1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.01.
3	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
4	Computed on an annualized basis.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Class F Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 5/31/2017	Year Ended November 30,
		2016	2015	2014	2013	2012
Net Asset Value, Beginning of Period	$9.10	$9.09	$9.58	$9.41	$9.72	$9.11
Income From Investment Operations:
Net investment income	0.18[1]	0.36[1]	0.38[1]	0.40[1]	0.41[1]	0.47
Net realized and unrealized gain (loss) on investments and futures contracts	0.28	0.13	(0.48)	0.18	(0.30)	0.61
TOTAL FROM INVESTMENT OPERATIONS	0.46	0.49	(0.10)	0.58	0.11	1.08
Less Distributions:
Distributions from net investment income	(0.19)	(0.38)	(0.39)	(0.41)	(0.42)	(0.47)
Distributions from net realized gain on investments and futures contracts	(0.00)[2]	(0.10)	—	—	—	—
TOTAL DISTRIBUTIONS	(0.19)	(0.48)	(0.39)	(0.41)	(0.42)	(0.47)
Net Asset Value, End of Period	$9.37	$9.10	$9.09	$9.58	$9.41	$9.72
Total Return[3]	5.10%	5.48%	(1.09)%	6.28%	1.15%	12.11%
Ratios to Average Net Assets:
Net expenses	0.85%[4]	1.00%	1.02%	1.02%	1.02%	1.02%
Net investment income	3.88%[4]	3.97%	4.05%	4.15%	4.32%	4.99%
Expense waiver/reimbursement[5]	0.12%[4]	0.17%	0.17%	0.16%	0.20%	0.21%
Supplemental Data:
Net assets, end of period (000 omitted)	$164,366	$172,855	$171,876	$194,110	$201,547	$226,542
Portfolio turnover	5%	14%	10%	13%	20%	6%
1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.01.
3	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
4	Computed on an annualized basis.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 5/31/2017	Year Ended November 30,
		2016	2015	2014	2013	2012
Net Asset Value, Beginning of Period	$9.03	$9.02	$9.52	$9.35	$9.66	$9.05
Income From Investment Operations:
Net investment income	0.18[1]	0.38[1]	0.40[1]	0.40[1]	0.43[1]	0.49
Net realized and unrealized gain (loss) on investments and futures contracts	0.30	0.13	(0.49)	0.20	(0.30)	0.61
TOTAL FROM INVESTMENT OPERATIONS	0.48	0.51	(0.09)	0.60	0.13	1.10
Less Distributions:
Distributions from net investment income	(0.21)	(0.40)	(0.41)	(0.43)	(0.44)	(0.49)
Distributions from net realized gain on investments and futures contracts	(0.00)[2]	(0.10)	—	—	—	—
TOTAL DISTRIBUTIONS	(0.21)	(0.50)	(0.41)	(0.43)	(0.44)	(0.49)
Net Asset Value, End of Period	$9.30	$9.03	$9.02	$9.52	$9.35	$9.66
Total Return[3]	5.26%	5.77%	(0.97)%	6.56%	1.40%	12.44%
Ratios to Average Net Assets:
Net expenses	0.60%[4]	0.76%	0.79%	0.79%	0.79%	0.79%
Net investment income	4.02%[4]	4.21%	4.28%	4.37%	4.55%	5.20%
Expense waiver/reimbursement[5]	0.13%[4]	0.15%	0.15%	0.14%	0.18%	0.20%
Supplemental Data:
Net assets, end of period (000 omitted)	$517,036	$207,117	$214,878	$255,884	$191,461	$242,413
Portfolio turnover	5%	14%	10%	13%	20%	6%
1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.01.
3	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
4	Computed on an annualized basis.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Class R6 Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 5/31/2017	Period Ended (unaudited) 11/30/2016[1]
Net Asset Value, Beginning of Period	$9.04	$9.37
Income From Investment Operations:
Net investment income	0.19[2]	0.06[2]
Net realized and unrealized gain (loss) on investments and futures contracts	0.26	(0.33)
TOTAL FROM INVESTMENT OPERATIONS	0.45	(0.27)
Less Distributions:
Distributions from net investment income	(0.19)	(0.06)
Distributions from net realized gain on investments and futures contracts	(0.00)[3]	—
TOTAL DISTRIBUTIONS	(0.19)	(0.06)
Net Asset Value, End of Period	$9.30	$9.04
Total Return[4]	5.14%	(2.90)%
Ratios to Average Net Assets:
Net expenses	0.50%[5]	0.54%[5]
Net investment income	4.04%[5]	3.90%[5]
Expense waiver/reimbursement[6]	0.00%[5]	0.00%[5]
Supplemental Data:
Net assets, end of period (000 omitted)	$6	$0[7]
Portfolio turnover	5%	14%[8]
1	Reflects operations for the period from September 30, 2016 (date of initial investment) to November 30, 2016.
2	Per share numbers have been calculated using the average shares method.
3	Represents less than $0.01.
4	Based on net asset value. Total returns for periods of less than one year are not annualized.
5	Computed on an annualized basis.
6	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
7	Represents less than $1,000.
8	Portfolio turnover is calculated at the Fund level. Percentage indicated was calculated for the fiscal year ended November 30, 2016.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Assets and Liabilities
May 31, 2017 (unaudited)
Assets:
Total investment in securities, at value including $341,392,535 of investment in affiliated holdings (identified cost $1,244,055,189)		$1,208,714,288
Restricted cash (Note 2)		687,500
Income receivable		11,673,392
Receivable for shares sold		2,398,343
TOTAL ASSETS		1,223,473,523
Liabilities:
Payable for investments purchased	$3,544,335
Payable for shares redeemed	1,745,340
Bank overdraft	208,990
Payable for daily variation margin on futures contracts	84,567
Payable to adviser (Note 5)	14,382
Payable for administrative fees (Note 5)	2,624
Payable for distribution services fee (Note 5)	80,563
Payable for other service fees (Notes 2 and 5)	139,876
Accrued expenses (Note 5)	261,412
TOTAL LIABILITIES		6,082,089
Net assets for 130,727,618 shares outstanding		$1,217,391,434
Net Assets Consist of:
Paid-in capital		$1,260,589,675
Net unrealized depreciation of investments and futures contracts		(35,591,678)
Accumulated net realized loss on investments and futures contracts		(4,698,260)
Distributions in excess of net investment income		(2,908,303)
TOTAL NET ASSETS		$1,217,391,434
Semi-Annual Shareholder Report

Statement of Assets and Liabilities–continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($412,720,193 ÷ 44,405,824 shares outstanding), $0.001 per value, 500,000,000 shares authorized	$9.29
Offering price per share (100/95.50 of $9.29)	$9.73
Redemption proceeds per share	$9.29
Class B Shares:
Net asset value per share ($30,822,728 ÷ 3,295,521 shares outstanding), $0.001 per value, 500,000,000 shares authorized	$9.35
Offering price per share	$9.35
Redemption proceeds per share (94.50/100 of $9.35)	$8.84
Class C Shares:
Net asset value per share ($92,441,165 ÷ 9,882,124 shares outstanding), $0.001 per value, 500,000,000 shares authorized	$9.35
Offering price per share	$9.35
Redemption proceeds per share (99.00/100 of $9.35)	$9.26
Class F Shares:
Net asset value per share ($164,365,582 ÷ 17,539,394 shares outstanding), $0.001 per value, 500,000,000 shares authorized	$9.37
Offering price per share (100/99.00 of $9.37)	$9.46
Redemption proceeds per share (99.00/100 of $9.37)	$9.28
Institutional Shares:
Net asset value per share ($517,035,589 ÷ 55,604,091 shares outstanding), $0.001 per value, 500,000,000 shares authorized	$9.30
Offering price per share	$9.30
Redemption proceeds per share	$9.30
Class R6 Shares:
Net asset value per share ($6,177 ÷ 664 shares outstanding), $0.001 per value, 500,000,000 shares authorized	$9.30
Offering price per share	$9.30
Redemption proceeds per share	$9.30
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Operations
Six Months Ended May 31, 2017 (unaudited)
Investment Income:
Interest			$17,950,985
Dividends (including $9,691,461 received from affiliated holdings (Note 5))			9,862,261
TOTAL INCOME			27,813,246
Expenses:
Investment adviser fee (Note 5)		$2,942,063
Administrative fee (Note 5)		461,923
Custodian fees		21,276
Transfer agent fee (Note 2)		706,010
Directors'/Trustees' fees (Note 5)		8,920
Auditing fees		17,552
Legal fees		3,928
Portfolio accounting fees		112,855
Distribution services fee (Note 5)		496,758
Other service fees (Notes 2 and 5)		1,068,051
Share registration costs		63,413
Printing and postage		71,038
Taxes		149
Miscellaneous (Note 5)		21,010
TOTAL EXPENSES		5,994,946
Waiver and Reimbursements:
Waiver/reimbursement of investment adviser fee (Note 5)	$(418,835)
Reimbursement of other operating expenses (Notes 2 and 5)	(400,919)
TOTAL WAIVER AND REIMBURSEMENTS		(819,754)
Net expenses			5,175,192
Net investment income			22,638,054
Realized and Unrealized Gain (Loss) on Investments and Futures Contracts:
Net realized gain on investments (including realized loss of $(1,000,363) on sales of investments in affiliated holdings (Note 5))			1,663,414
Net realized loss on futures contracts			(811,097)
Net change in unrealized depreciation of investments			36,408,064
Net change in unrealized appreciation of futures contracts			(410,091)
Net realized and unrealized gain on investments and futures contracts			36,850,290
Change in net assets resulting from operations			$59,488,344
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Changes in Net Assets
	Six Months Ended (unaudited) 5/31/2017	Year Ended 11/30/2016
Increase (Decrease) in Net Assets
Operations:
Net investment income	$22,638,054	$47,218,278
Net realized gain on investments and futures contracts	852,317	1,458,490
Net change in unrealized appreciation/depreciation of investments and futures contracts	35,997,973	13,876,270
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	59,488,344	62,553,038
Distributions to Shareholders:
Distributions from net investment income
Class A Shares	(11,744,013)	(28,528,779)
Class B Shares	(538,329)	(1,152,900)
Class C Shares	(1,727,229)	(3,706,314)
Class F Shares	(3,553,626)	(7,135,934)
Institutional Shares	(7,333,491)	(8,621,871)
Class R6 Shares	(20)	(1)
Distributions from net realized gain on investments and futures contracts
Class A Shares	(322,354)	(7,506,382)
Class B Shares	(15,720)	(384,598)
Class C Shares	(50,597)	(1,205,452)
Class F Shares	(83,021)	(1,836,449)
Institutional Shares	(99,103)	(2,206,853)
Class R6 Shares	(0)[1]	—
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(25,467,503)	(62,285,533)
Share Transactions:
Proceeds from sale of shares	428,647,907	274,340,710
Net asset value of shares issued to shareholders in payment of distributions declared	23,911,223	58,066,691
Cost of shares redeemed	(456,517,538)	(387,107,336)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(3,958,408)	(54,699,935)
Change in net assets	30,062,433	(54,432,430)
Net Assets:
Beginning of period	1,187,329,001	1,241,761,431
End of period (including distributions in excess of net investment income of $(2,908,303) and $(649,649), respectively)	$1,217,391,434	$1,187,329,001
1	Represents less than $1.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Notes to Financial Statements
May 31, 2017 (unaudited)
1. ORGANIZATION
Federated Investment Series Funds, Inc. (the “Corporation”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Corporation consists of one diversified portfolio, Federated Bond Fund (the “Fund”). The Fund offers six classes of shares: Class A Shares, Class B Shares, Class C Shares, Class F Shares, Institutional Shares and Class R6 Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide as high a level of current income as is consistent with the preservation of capital.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with GAAP.
Investment Valuation
In calculating its NAV, the Fund generally values investments as follows:
■	Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Directors.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Directors.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Directors, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Semi-Annual Shareholder Report

Fair Valuation and Significant Events Procedures
The Directors have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Directors have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Directors have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Directors. The Directors periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Directors.
The Directors also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
Semi-Annual Shareholder Report

The Directors have adopted procedures whereby the Valuation Committee uses a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Directors. The Directors have ultimate responsibility for any fair valuations made in response to a significant event.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income, if any, are declared and paid monthly. Non-cash dividends included in dividend income, if any, are recorded at fair value. Amortization/accretion of premium and discount is included in investment income. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that Class A Shares, Class B Shares, Class C Shares, Class F Shares, Institutional Shares and Class R6 Shares may
Semi-Annual Shareholder Report

bear distribution services fees, other service fees and transfer agent fees unique to those classes. The detail of the total fund expense waiver and reimbursements of $819,754 is disclosed in various locations in this Note 2 and Note 5. For the six months ended May 31, 2017, transfer agent fees for the Fund were as follows:
	Transfer Agent Fees Incurred	Transfer Agent Fees Reimbursed
Class A Shares	$376,474	$(256,620)
Class B Shares	23,027	—
Class C Shares	55,749	(22)
Class F Shares	81,368	(44,198)
Institutional Shares	169,392	(100,079)
Class R6 Shares	—	—
TOTAL	$706,010	$(400,919)
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund's Class A Shares, Class B Shares, Class C Shares and Class F Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. For the six months ended May 31, 2017, other service fees for the Fund were as follows:
Other Service Fees Incurred
Class A Shares	$694,084
Class B Shares	39,646
Class C Shares	125,815
Class F Shares	208,506
TOTAL	$1,068,051
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended May 31, 2017, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of May 31, 2017, tax years 2013 through 2016 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America the state of Maryland and the Commonwealth of Pennsylvania.
Semi-Annual Shareholder Report

When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Futures Contracts
The Fund purchases and sells financial futures contracts to manage cash flows, enhance yield and to potentially reduce transaction costs. Upon entering into a financial futures contract with a broker, the Fund is required to deposit in a segregated account, either U.S. government securities or a specified amount of Restricted cash, which is shown in the Statement of Assets and Liabilities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures contracts are exchange traded and the exchange's clearing house, as counterparty to all exchange traded futures contracts, guarantees the futures contracts against default.
Futures contracts outstanding at period end are listed after the Fund's Portfolio of Investments.
The average notional value of short futures contracts held by the Fund throughout the six-month period was $50,371,697. This is based on amounts held as of each month-end throughout the six-month period.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Directors. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Directors.
Semi-Annual Shareholder Report

Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Directors, if applicable, held at May 31, 2017, is as follows:
Security	Acquisition Date	Cost	Market Value
Football Trust V, Pass Thru Cert., Series 144A, 5.35%, 10/5/2020	3/24/2010	$2,800,000	$2,971,069
Regional Diversified Funding, Series 144A, 9.250%, 03/15/2030	3/10/2000	$3,143,909	$2,215,186
Additional Disclosure Related to Derivative Instruments
Liability
	Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments under ASC Topic 815
Interest rate contracts	Payable for daily variation margin on futures contracts	$250,777*
*	Includes cumulative depreciation of futures contracts as reported in the footnotes to the Portfolio of Investments. Only the current day's variation margin is reported within the Statement of Assets and Liabilities.
The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended May 31, 2017
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Futures Contracts
Interest rate contracts	$(811,097)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Futures Contracts
Interest rate contracts	$(410,091)
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated. The Fund applies investment company accounting and reporting guidance.
Semi-Annual Shareholder Report

3. Capital Stock
The following tables summarize capital stock activity:
	Six Months Ended 5/31/2017		Year Ended 11/30/2016
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	6,287,905	$57,483,338	16,018,761	$145,469,26[1]
Shares issued to shareholders in payment of distributions declared	1,264,045	11,516,185	3,871,675	34,590,619
Shares redeemed	(37,111,537)	(338,869,166)	(24,121,267)	(217,581,294)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	(29,559,587)	$(269,869,643)	(4,230,831)	$(37,521,414)

	Six Months Ended 5/31/2017		Year Ended 11/30/2016
Class B Shares:	Shares	Amount	Shares	Amount
Shares sold	117,731	$1,080,489	620,867	$5,672,481
Shares issued to shareholders in payment of distributions declared	57,648	529,122	162,246	1,455,500
Shares redeemed	(479,863)	(4,413,371)	(1,166,190)	(10,600,456)
NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	(304,484)	$(2,803,760)	(383,077)	$(3,472,475)

	Six Months Ended 5/31/2017		Year Ended 11/30/2016
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	585,546	$5,393,107	1,911,690	$17,401,752
Shares issued to shareholders in payment of distributions declared	170,576	1,565,604	470,445	4,222,877
Shares redeemed	(2,613,040)	(24,099,167)	(3,196,763)	(29,009,494)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	(1,856,918)	$(17,140,456)	(814,628)	$(7,384,865)

	Six Months Ended 5/31/2017		Year Ended 11/30/2016
Class F Shares:	Shares	Amount	Shares	Amount
Shares sold	1,104,947	$10,194,863	2,956,458	$27,039,722
Shares issued to shareholders in payment of distributions declared	370,168	3,405,690	929,256	8,372,996
Shares redeemed	(2,921,040)	(26,918,089)	(3,816,698)	(34,763,485)
NET CHANGE RESULTING FROM CLASS F SHARE TRANSACTIONS	(1,445,925)	$(13,317,536)	69,016	$649,233
Semi-Annual Shareholder Report

	Six Months Ended 5/31/2017		Year Ended 11/30/2016
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	38,738,669	$354,490,110	8,616,796	$78,757,394
Shares issued to shareholders in payment of distributions declared	752,526	6,894,605	1,054,000	9,424,699
Shares redeemed	(6,814,038)	(62,217,745)	(10,570,000)	(95,152,607)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	32,677,157	$299,166,970	(899,204)	$(6,970,514)

	Six Months Ended 5/31/2017		Period Ended 11/30/2016[1]
Class R6 Shares:	Shares	Amount	Shares	Amount
Shares sold	651	$6,000	11	$100
Shares issued to shareholders in payment of distributions declared	2	17	—	—
Shares redeemed	—	—	—	—
NET CHANGE RESULTING FROM CLASS R6 SHARE TRANSACTIONS	653	$6,017	11	$100
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(489,104)	$(3,958,408)	(6,258,713)	$(54,699,935)
1	Reflects operations for the period from September 30, 2016 (date of initial investment) to November 30, 2016.
4. FEDERAL TAX INFORMATION
At May 31, 2017, the cost of investments for federal tax purposes was $1,248,157,534. The net unrealized depreciation of investments for federal tax purposes excluding any unrealized appreciation/depreciation resulting from futures contracts was $39,443,246. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $51,673,981 and net unrealized depreciation from investments for those securities having an excess of cost over value of $91,117,227.
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.50% of the Fund's average daily net assets. Prior to September 30, 2016, the annual advisory fee was 0.70% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the six months ended May 31, 2017, the Adviser voluntarily waived $411,225 of its fee and voluntarily reimbursed $400,919 of transfer agent fees.
Semi-Annual Shareholder Report

Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below, plus certain out-of-pocket expenses:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended May 31, 2017, the annualized fee paid to FAS was 0.079% of average daily net assets of the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class A Shares, Class B Shares and Class C Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Share Class Name	Percentage of Average Daily Net Assets of Class
Class A Shares	0.05%
Class B Shares	0.75%
Class C Shares	0.75%
Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the six months ended May 31, 2017, distribution services fees for the Fund were as follows:
Distribution Services Fees Incurred
Class B Shares	$118,939
Class C Shares	377,819
TOTAL	$496,758
For the six months ended May 31, 2017, the Fund's Class A Shares did not incur a distribution services fee; however, it may begin to incur this fee upon approval of the Trustees. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended May 31, 2017, FSC retained $129,326 of fees paid by the Fund.
Semi-Annual Shareholder Report

Sales Charges
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the six months ended May 31, 2017, FSC retained $18,217 in sales charges from the sale of Class A Shares. FSC also retained $18,285, $4,431 and $32,895 of CDSC relating to redemptions of Class B Shares, Class C Shares and Class F Shares, respectively.
Other Service Fees
For the six months ended May 31, 2017, FSSC received $46,385 of the other service fees disclosed in Note 2.
Expense Limitation
The Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund's Class A Shares, Class B Shares, Class C Shares, Class F Shares, Institutional Shares and Class R6 Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.85%, 1.71%, 1.67%, 0.85%, 0.60% and 0.58% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) February 1, 2018; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Directors.
General
Certain Officers and Directors of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
Semi-Annual Shareholder Report

Transactions Involving Affiliated Holdings
Affiliated holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated investment companies. For the six months ended May 31, 2017, the Adviser reimbursed $7,610. Transactions involving the affiliated holdings during the six months ended May 31, 2017, were as follows:
	Balance of Shares Held 11/30/2016	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 5/31/2017	Value	Dividend Income
Federated Institutional Prime Value Obligations Fund, Institutional Shares	—	120,737,471	(93,150,958)	27,586,513	$27,594,789	$64,674
High Yield Bond Portfolio	53,228,834	—	(4,728,410)	48,500,424	313,797,746	9,626,787
TOTAL	53,228,834	120,737,471	(97,879,368)	76,086,937	$341,392,535	$9,691,461
6. INVESTMENT TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended May 31, 2017, were as follows:
Purchases	$59,699,100
Sales	$83,494,062
7. LINE OF CREDIT
The Fund participates with certain other Federated Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement. The LOC was made available to finance temporarily the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund's ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to the highest, on any day, of (a) (i) the federal funds effective rate, (ii) the one month London Interbank Offered Rate (LIBOR), and (iii) 0.0%, plus (b) a margin. The LOC also requires the Fund to pay, quarterly in arrears and at maturity, its pro rata share of a commitment fee based on the amount of the lenders' commitment that has not been utilized. As of May 31, 2017, the Fund had no outstanding loans. During the six months ended May 31, 2017, the Fund did not utilize the LOC.
Semi-Annual Shareholder Report

8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of May 31, 2017, there were no outstanding loans. During the six months ended May 31, 2017, the program was not utilized.
9. REGULATORY UPDATES
On October 13, 2016, the SEC amended existing rules intended to modernize reporting and disclosure of information. These amendments relate to Regulation S-X which sets forth the form and content of financial statements. At this time, management is evaluating the implications of adopting these amendments and their impact on the financial statements and accompanying notes.
Semi-Annual Shareholder Report

Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from December 1, 2016 to May 31, 2017.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Semi-Annual Shareholder Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 12/1/2016	Ending Account Value 5/31/2017	Expenses Paid During Period[1]
Actual:
Class A Shares	$1,000	$1,051.40	$4.35
Class B Shares	$1,000	$1,046.60	$8.73
Class C Shares	$1,000	$1,046.80	$8.52
Class F Shares	$1,000	$1,051.00	$4.35
Institutional Shares	$1,000	$1,052.60	$3.07
Class R6 Shares	$1,000	$1,051.40	$2.56[2]
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,020.69	$4.28
Class B Shares	$1,000	$1,016.40	$8.60
Class C Shares	$1,000	$1,016.60	$8.40
Class F Shares	$1,000	$1,020.69	$4.28
Institutional Shares	$1,000	$1,021.94	$3.02
Class R6 Shares	$1,000	$1,022.44	$2.52[2]
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Class A Shares	0.85%
Class B Shares	1.71%
Class C Shares	1.67%
Class F Shares	0.85%
Institutional Shares	0.60%
Class R6 Shares	0.50%
2	Actual and Hypothetical expenses paid during the period utilizing the Fund's Class R6 Shares current Fee Limit of 0.58% (as reflected in the Notes to Financial Statements, Note 5 under Expense Limitation), multiplied by the average account value over the period, multiplied by 182/365 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $2.97 and $2.92, respectively.
Semi-Annual Shareholder Report

Evaluation and Approval of Advisory Contract–May 2017
Federated Bond Fund (the “Fund”)
Following a review and recommendation of approval by the Fund's independent directors, the Fund's Board of Directors (the “Board”) reviewed and unanimously approved the continuation of the Fund's investment advisory contract for an additional one-year term at its May 2017 meetings. The Board's decision regarding the contract reflects the exercise of its business judgment after considering all of the information received on whether to continue the existing arrangements.
The Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Senior Officer's Evaluation”). The Board considered the Senior Officer's Evaluation, along with other information, in deciding to approve the investment advisory contract.
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees in its decision. Using these judicial decisions as a guide, the Board has indicated that the following factors may be relevant to an adviser's fiduciary duty with respect to its receipt of compensation from a fund: (1) the nature and quality of the services provided by an adviser to a fund and its shareholders (including the performance of the Fund and of comparable funds); (2) an adviser's cost of providing the services (including the profitability to an adviser of providing advisory services to a fund); (3) the extent to which an adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been shared with a fund and its shareholders or the family of funds; (4) any “fall-out financial benefits” that accrue to an adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of an adviser for services rendered to a fund); (5) comparative fee and expense structures (including a comparison of fees paid to an adviser with those paid by similar funds); and (6) the extent of care, conscientiousness and independence with which the Fund's board members perform their duties and their expertise (including whether they are fully informed about all facts the Board deems relevant to its consideration of an adviser's services and fees). The Board noted that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for the Board's approval of the Fund's investment advisory contract generally align with the factors listed above. Consistent with the judicial decisions and SEC disclosure requirements, the
Semi-Annual Shareholder Report

Board also considered management fees charged to institutional and other clients of Federated Investment Management Company (the “Adviser”) and its advisory affiliates for what might be viewed as like services. The Board was aware of these factors and was guided by them in its review of the Fund's investment advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Investors, Inc. and its affiliates (“Federated”) on matters relating to the Federated funds. The Board was assisted in its deliberations by independent legal counsel. In addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation, the Board received detailed information about the Fund and the Federated organization throughout the year, and in connection with its May meetings. Federated provided much of this information at each regular meeting of the Board, and furnished additional information in connection with the May meetings at which the Board's formal approval of the investment advisory contract occurred. At the May meetings in addition to meeting in separate sessions of the independent directors without management present, senior management of the Adviser also met with the independent directors and their counsel to discuss the materials presented and any other matters thought relevant by the Adviser or the directors. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. The Board's consideration of the investment advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short-term and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in terms relative to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate) and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses, including the advisory fee and the overall expense structure of the Fund (both in absolute terms and relative to similar and/or competing funds), with due regard for contractual or voluntary expense limitations; the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Adviser in sponsoring the Fund; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are generally available for exchange without the incurrence of additional sales charges; compliance and
Semi-Annual Shareholder Report

audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
While mindful that courts have cautioned against giving such comparisons too much weight, the Board has found the use of comparisons of the Fund's fees and expenses to other mutual funds with comparable investment programs to be relevant to its deliberations. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund's total expense ratio (i.e., gross and net advisory fees, custody fees, portfolio accounting fees and transfer agency fees) relative to the Fund's peers. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles. Also, they are the type of investment vehicle, in fact, chosen and maintained by the Fund's investors. The range of their fees and expenses, therefore, appears to be a relevant indicator of what consumers have found to be reasonable in the marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate where partially waived and other expenses of the Fund and noted the position of the Fund's fee rates relative to its peers. In this regard, the Board noted that the contractual advisory fee rate was above the median of the relevant peer group, but the Board noted the applicable waivers and reimbursements, and that the overall expense structure of the Fund remained competitive in the context of other factors considered by the Board.
For comparison, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated funds (e.g., institutional and separate accounts and sub-adviser services). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; and the time spent by portfolio managers and their teams, funds financial services, legal, compliance and risk management in reviewing securities pricing, addressing different administrative responsibilities, addressing different degrees of risk
Semi-Annual Shareholder Report

associated with management and a variety of different costs. The Senior Officer did not consider the fees for providing advisory services to these outside products to be determinative in judging the appropriateness of mutual fund advisory fees.
The Senior Officer noted that the services, administrative responsibilities and risks associated with such relationships are quite different than serving as a primary adviser to a fund.
Following such evaluation, and full deliberations, the Board concluded that the expenses of the Fund are reasonable and supported renewal of the Fund's investment advisory contract.
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of the Adviser and its affiliates dedicated to the Fund. In this regard, the Board evaluated, among other things, the Adviser's personnel, experience, track record, overall reputation and willingness to invest in personnel and infrastructure that benefit the Fund. In addition, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund. The Board noted the compliance programs of, and the compliance-related resources provided to, the Fund by the Adviser. The Fund's ability to deliver competitive performance when compared to its peer group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program. The Adviser's ability to execute this program was one of the Board's considerations in reaching a conclusion that the nature, extent and quality of the Adviser's investment management services warrant the continuation of the investment advisory contract.
In evaluating the Fund's investment performance, the Board considered performance results in light of the Fund's investment objective, strategies and risks, as disclosed in the Fund's prospectus. The Board particularly considered detailed investment reports on the Fund's performance that were provided to the Board throughout the year and in connection with the May meetings. The Senior Officer also reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups may be helpful, though not conclusive, in judging the reasonableness of the proposed fees. The Board considered, in evaluating such comparisons, that in some cases individual funds may exhibit significant and unique differences in their objectives and management techniques when compared to other funds within an industry peer group.
For the one-year, three-year and five-year periods covered by the Senior Officer's Evaluation, the Fund's performance was above the median of the relevant peer group.
Semi-Annual Shareholder Report

Following such evaluation, and full deliberations, the Board concluded that the performance of the Fund supported renewal of the Fund's investment advisory contract.
The Board also received financial information about Federated, including information regarding the compensation and ancillary (or “fall-out”) benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the investment advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to Fund investors and/or indicated to the Board their intention to do so in the future. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers. The Board considered Federated's previous reductions in contractual management fees to certain funds in response to the Senior Officer's recommendations.
In 2016, the Board approved a reduction of 20 basis points in the contractual advisory fee.
Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the Senior Officer to question the precision of the process and to conclude that such reports may be unreliable, since a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a fund and may produce unintended consequences. The allocation information, including the Senior Officer's view that fund-by-fund estimations may be unreliable, was considered in the analysis by the Board.
The Board and the Senior Officer also reviewed information compiled by Federated comparing its profitability information to other publicly held fund management companies. In this regard, the Senior Officer concluded that Federated's profit margins did not appear to be excessive. The Senior Officer also noted that Federated appeared financially sound, with the resources to fulfill its obligations under its contracts with the Fund.
The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. In this regard, the Board considered that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit and risk management functions, as well as systems technology
Semi-Annual Shareholder Report

(including technology relating to cybersecurity) and that the benefits of these efforts (as well as any economies of scale, should they exist) were likely to be enjoyed by the fund family as a whole. The Board noted that the Adviser's investments in these areas are extensive. In addition, the Board considered that Federated and its affiliates have frequently waived fees and/or reimbursed expenses and that this has allowed fund shareholders to share potential economies of scale from a fund's inception. Federated, as it does throughout the year, and in connection with the Board's review, furnished information relative to revenue sharing or adviser paid fees. Federated and the Senior Officer noted that this information should be viewed to determine if there was an incentive to either not apply breakpoints, or to apply breakpoints at higher levels. It should not be viewed to determine the appropriateness of advisory fees because it would represent marketing and distribution expenses. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as a fund attains a certain size.
While the Senior Officer noted certain items for follow-up reporting to the Board and further consideration by management, he stated that his observations and information accompanying the Senior Officer's Evaluation supported a finding by the Board that the management fee for the Fund was reasonable. Under these circumstances, no changes were recommended to, and no objection was raised to the continuation of the Fund's investment advisory contract.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an investment advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the investment advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors discussed above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the investment advisory contract was appropriate.
Semi-Annual Shareholder Report

The Board based its decision to approve the investment advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the continuation of the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangement.
Semi-Annual Shareholder Report

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at www.FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information via the link to the Fund and share class name at www.FederatedInvestors.com/FundInformation.
Semi-Annual Shareholder Report

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.
Semi-Annual Shareholder Report

Federated Bond Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 31420F103
CUSIP 31420F202
CUSIP 31420F301
CUSIP 31420F400
CUSIP 31420F509
CUSIP 31420F608
2072302 (7/17)
Federated is a registered trademark of Federated Investors, Inc.
2017 ©Federated Investors, Inc.

Item 2.	Code of Ethics

Not Applicable

Item 3.	Audit Committee Financial Expert

Not Applicable

Item 4.	Principal Accountant Fees and Services

Not Applicable

Item 5.	Audit Committee of Listed Registrants

Not Applicable

Item 6.	Schedule of Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

(b) Not Applicable; Fund had no divestments during the reporting period covered since the previous Form N-CSR filing.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not Applicable

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not Applicable

Item 10.	Submission of Matters to a Vote of Security Holders

No Changes to Report

Item 11.	Controls and Procedures

(a) The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Exhibits

(a)(1) Code of Ethics- Not Applicable to this Report.

(a)(2) Certifications of Principal Executive Officer and Principal Financial Officer.

(a)(3) Not Applicable.

(b) Certifications pursuant to 18 U.S.C. Section 1350.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Investment Series Funds, Inc.

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date July 25, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue

Principal Executive Officer

Date July 25, 2017

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date July 25, 2017